Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio
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Trading Symbol	PLW
PowerShares Build America Bond Portfolio | PowerShares Build America Bond Portfolio | PowerShares Build America Bond Portfolio
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Trading Symbol	BAB
PowerShares CEF Income Composite Portfolio | PowerShares CEF Income Composite Portfolio | PowerShares CEF Income Composite Portfolio
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Trading Symbol	PCEF
PowerShares Chinese Yuan Dim Sum Bond Portfolio | PowerShares Chinese Yuan Dim Sum Bond Portfolio | PowerShares Chinese Yuan Dim Sum Bond Portfolio
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Trading Symbol	DSUM
PowerShares Emerging Markets Sovereign Debt Portfolio | PowerShares Emerging Markets Sovereign Debt Portfolio | PowerShares Emerging Markets Sovereign Debt Portfolio
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Trading Symbol	PCY
PowerShares Fundamental High Yield® Corporate Bond Portfolio | PowerShares Fundamental High Yield® Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio
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Trading Symbol	PHB
PowerShares Fundamental Investment Grade Corporate Bond Portfolio | PowerShares Fundamental Investment Grade Corporate Bond Portfolio | PowerShares Fundamental Investment Grade Corporate Bond Portfolio

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Trading Symbol	PFIG
PowerShares Insured California Municipal Bond Portfolio | PowerShares Insured California Municipal Bond Portfolio | PowerShares Insured California Municipal Bond Portfolio
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Trading Symbol	PWZ
PowerShares Insured National Municipal Bond Portfolio | PowerShares Insured National Municipal Bond Portfolio | PowerShares Insured National Municipal Bond Portfolio
Risk/Return:
Trading Symbol	PZA
PowerShares Insured New York Municipal Bond Portfolio | PowerShares Insured New York Municipal Bond Portfolio | PowerShares Insured New York Municipal Bond Portfolio
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Trading Symbol	PZT
PowerShares International Corporate Bond Portfolio | PowerShares International Corporate Bond Portfolio | PowerShares International Corporate Bond Portfolio
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Trading Symbol	PICB
PowerShares Preferred Portfolio | PowerShares Preferred Portfolio | PowerShares Preferred Portfolio
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Trading Symbol	PGX
PowerShares Senior Loan Portfolio | PowerShares Senior Loan Portfolio | PowerShares Senior Loan Portfolio
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Trading Symbol	BKLN
PowerShares VRDO Tax-Free Weekly Portfolio | PowerShares VRDO Tax-Free Weekly Portfolio | PowerShares VRDO Tax-Free Weekly Portfolio
Risk/Return:
Trading Symbol	PVI
PowerShares S&P SmallCap Consumer Discretionary Portfolio | PowerShares S&P SmallCap Consumer Discretionary Portfolio | PowerShares S&P SmallCap Consumer Discretionary Portfolio
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Trading Symbol	PSCD
PowerShares S&P SmallCap Consumer Staples Portfolio | PowerShares S&P SmallCap Consumer Staples Portfolio | PowerShares S&P SmallCap Consumer Staples Portfolio
Risk/Return:
Trading Symbol	PSCC
PowerShares S&P SmallCap Energy Portfolio | PowerShares S&P SmallCap Energy Portfolio | PowerShares S&P SmallCap Energy Portfolio
Risk/Return:
Trading Symbol	PSCE
PowerShares S&P SmallCap Financials Portfolio | PowerShares S&P SmallCap Financials Portfolio | PowerShares S&P SmallCap Financials Portfolio
Risk/Return:
Trading Symbol	PSCF
PowerShares S&P SmallCap Health Care Portfolio | PowerShares S&P SmallCap Health Care Portfolio | PowerShares S&P SmallCap Health Care Portfolio
Risk/Return:
Trading Symbol	PSCH
PowerShares S&P SmallCap Industrials Portfolio | PowerShares S&P SmallCap Industrials Portfolio | PowerShares S&P SmallCap Industrials Portfolio
Risk/Return:
Trading Symbol	PSCI
PowerShares S&P SmallCap Information Technology Portfolio | PowerShares S&P SmallCap Information Technology Portfolio | PowerShares S&P SmallCap Information Technology Portfolio
Risk/Return:
Trading Symbol	PSCT
PowerShares S&P SmallCap Materials Portfolio | PowerShares S&P SmallCap Materials Portfolio | PowerShares S&P SmallCap Materials Portfolio
Risk/Return:
Trading Symbol	PSCM
PowerShares S&P SmallCap Utilities Portfolio | PowerShares S&P SmallCap Utilities Portfolio | PowerShares S&P SmallCap Utilities Portfolio
Risk/Return:
Trading Symbol	PSCU
PowerShares DWA Developed Markets Technical Leaders Portfolio | PowerShares DWA Developed Markets Technical Leaders Portfolio | PowerShares DWA Developed Markets Technical Leaders Portfolio
Risk/Return:
Trading Symbol	PIZ
PowerShares DWA Emerging Markets Technical Leaders Portfolio | PowerShares DWA Emerging Markets Technical Leaders Portfolio | PowerShares DWA Emerging Markets Technical Leaders Portfolio
Risk/Return:
Trading Symbol	PIE
PowerShares Emerging Markets Infrastructure Portfolio | PowerShares Emerging Markets Infrastructure Portfolio | PowerShares Emerging Markets Infrastructure Portfolio
Risk/Return:
Trading Symbol	PXR
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:
Trading Symbol	PAF
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:
Trading Symbol	PXF
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

Risk/Return:
Trading Symbol	PDN
Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio
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Trading Symbol	PXH
PowerShares Global Agriculture Portfolio | PowerShares Global Agriculture Portfolio | PowerShares Global Agriculture Portfolio
Risk/Return:
Trading Symbol	PAGG
Powershares Global Clean Energy Portfolio | Powershares Global Clean Energy Portfolio | Powershares Global Clean Energy Portfolio
Risk/Return:
Trading Symbol	PBD
PowerShares Global Gold and Precious Metals Portfolio | PowerShares Global Gold and Precious Metals Portfolio | PowerShares Global Gold and Precious Metals Portfolio
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Trading Symbol	PSAU
Powershares Global Water Portfolio | Powershares Global Water Portfolio | Powershares Global Water Portfolio
Risk/Return:
Trading Symbol	PIO
PowerShares MENA Frontier Countries Portfolio | PowerShares MENA Frontier Countries Portfolio | PowerShares MENA Frontier Countries Portfolio
Risk/Return:
Trading Symbol	PMNA
PowerShares S&P International Developed High Quality Portfolio | PowerShares S&P International Developed High Quality Portfolio | PowerShares S&P International Developed High Quality Portfolio
Risk/Return:
Trading Symbol	IDHQ
PowerShares KBW Bank Portfolio | PowerShares KBW Bank Portfolio | PowerShares KBW Bank Portfolio
Risk/Return:
Trading Symbol	KBWB
PowerShares KBW Regional Banking Porfolio | PowerShares KBW Regional Banking Porfolio | PowerShares KBW Regional Banking Porfolio
Risk/Return:
Trading Symbol	KBWR
PowerShares KBW Capital Markets Portfolio | PowerShares KBW Capital Markets Portfolio | PowerShares KBW Capital Markets Portfolio
Risk/Return:
Trading Symbol	KBWC
PowerShares KBW Insurance Portfolio | PowerShares KBW Insurance Portfolio | PowerShares KBW Insurance Portfolio
Risk/Return:
Trading Symbol	KBWI
PowerShares KBW Premium Yield Equity REIT Portfolio | PowerShares KBW Premium Yield Equity REIT Portfolio | PowerShares KBW Premium Yield Equity REIT Portfolio
Risk/Return:
Trading Symbol	KBWY
PowerShares KBW High Dividend Yield Financial Portfolio | PowerShares KBW High Dividend Yield Financial Portfolio | PowerShares KBW High Dividend Yield Financial Portfolio
Risk/Return:
Trading Symbol	KBWD
PowerShares KBW International Financial Portfolio | PowerShares KBW International Financial Portfolio | PowerShares KBW International Financial Portfolio
Risk/Return:
Trading Symbol	KBWX
PowerShares KBW Property & Casualty Insurance Portfolio | PowerShares KBW Property & Casualty Insurance Portfolio | PowerShares KBW Property & Casualty Insurance Portfolio
Risk/Return:
Trading Symbol	KBWP
PowerShares S&P 500® High Beta Portfolio | PowerShares S&P 500® High Beta Portfolio | PowerShares S&P 500 High Beta Portfolio
Risk/Return:
Trading Symbol	SPHB
PowerShares S&P 500® Low Volatility Portfolio | PowerShares S&P 500® Low Volatility Portfolio | PowerShares S&P 500 Low Volatility Portfolio
Risk/Return:
Trading Symbol	SPLV
PowerShares S&P 500® High Dividend Portfolio | PowerShares S&P 500® High Dividend Portfolio | PowerShares S&P 500 High Dividend Portfolio
Risk/Return:
Trading Symbol	SPHD
PowerShares S&P International Developed Low Volatility Portfolio | PowerShares S&P International Developed Low Volatility Portfolio | PowerShares S&P International Developed Low Volatility Portfolio
Risk/Return:
Trading Symbol	IDLV
PowerShares S&P Emerging Markets Low Volatility Portfolio | PowerShares S&P Emerging Markets Low Volatility Portfolio | PowerShares S&P Emerging Markets Low Volatility Portfolio
Risk/Return:
Trading Symbol	EELV
PowerShares S&P International Developed High Beta Portfolio | PowerShares S&P International Developed High Beta Portfolio | PowerShares S&P International Developed High Beta Portfolio
Risk/Return:
Trading Symbol	IDHB
PowerShares S&P Emerging Markets High Beta Portfolio | PowerShares S&P Emerging Markets High Beta Portfolio | PowerShares S&P Emerging Markets High Beta Portfolio
Risk/Return:
Trading Symbol	EEHB
PowerShares DWA SmallCap Technical Leaders™ Portfolio | PowerShares DWA SmallCap Technical Leaders™ Portfolio | PowerShares DWA SmallCap Technical Leaders Portfolio
Risk/Return:
Trading Symbol	DWAS